Borrowings - Summary of borrowings (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 07, 2023	Dec. 31, 2021	Dec. 31, 2023	Nov. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 13,001				$ 11,071
Current borrowings			824				923	[1]
Non-current borrowings			12,177				10,148	[1]
Nominal value of hedged item			1,050				1,216
Cumulative amount utilised from debt issuance			1,100				1,000
Carrying value of bonds			$ 1,100				1,000
Increase in stated percentage			1.20%
Debt instrument restrictive covenants			$ 4,000				4,000
European debt issuance programme
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item			10,000				10,000
Rio Tinto Finance plc Euro Bonds 2.875% due 2024
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 452				429
Rio Tinto Finance plc Euro Bonds 2.875% due 2024 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			2.875%
Nominal value of hedged item			$ 463				546
Effective exchange rate			1.90%
Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 804				807
Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			7.125%
Nominal value of hedged item			$ 750				750
Effective exchange rate			3.54%
Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 99				97
Alcan Inc. Debentures 7.25% due 2028 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			7.25%
Nominal value of hedged item			$ 100				100
Effective exchange rate			5.69%
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 611				553
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			4.00%
Nominal value of hedged item			$ 639				807
Effective exchange rate			2.91%
Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 392				384
Alcan Inc. Debentures 7.25% due 2031 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			7.25%
Nominal value of hedged item			$ 400				400
Effective exchange rate			5.98%
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.00%		5.00%
Total borrowings			$ 646				0
Nominal value of hedged item	$ 650
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [Line Items]
Borrowings term	10 years
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item			0				0
Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 699				673
Alcan Inc. Global Notes 6.125% due 2033 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			6.125%
Nominal value of hedged item			$ 750				750
Effective exchange rate			5.93%
Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 274				264
Alcan Inc. Global Notes 5.75% due 2035 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			5.75%
Nominal value of hedged item			$ 300				300
Effective exchange rate			5.44%
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 1,158				1,144
Nominal value of hedged item				$ 200
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			5.20%
Nominal value of hedged item			$ 200				0
Effective exchange rate			1.05%	1.05%
Rio Tinto Finance (USA) plc Bonds 4.75% due 2042
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 492				488
Rio Tinto Finance (USA) plc Bonds 4.75% due 2042 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			4.75%
Nominal value of hedged item			$ 0				500
Effective exchange rate					3.42%
Rio Tinto Finance (USA) plc Bonds 4.125% due 2042
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 731				727
Rio Tinto Finance (USA) plc Bonds 4.125% due 2042 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			4.125%
Nominal value of hedged item			$ 0				750
Effective exchange rate						2.83%
Rio Tinto Finance (USA) plc Bonds 2.75% due 2051
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		2.75%
Total borrowings			$ 1,098				1,065
Nominal value of hedged item		$ 1,250
Rio Tinto Finance (USA) plc Bonds 2.75% due 2051 | Fixed interest rate
Disclosure of detailed information about borrowings [Line Items]
Borrowings term		30 years
Rio Tinto Finance (USA) plc Bonds 2.75% due 2051 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			2.75%
Nominal value of hedged item			$ 1,250				1,250
Effective exchange rate			1.57%
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	5.125%
Total borrowings			$ 1,151				0
Nominal value of hedged item	$ 1,100
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053 | Fixed interest rate
Disclosure of detailed information about borrowings [Line Items]
Borrowings term	30 years
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			5.125%
Nominal value of hedged item			$ 1,100				0
Effective exchange rate			0.76%
Oyu Tolgoi LLC MIGA Insured Loan SOFR plus 2.65% due 2032
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis			2.65%
Total borrowings			$ 602				597
Oyu Tolgoi LLC MIGA Insured Loan SOFR plus 2.65% due 2032 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item			$ 0				0
Oyu Tolgoi LLC Commercial Banks "B Loan" SOFR plus 3.4% due 2032
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis			3.40%
Total borrowings			$ 1,392				1,387
Oyu Tolgoi LLC Commercial Banks "B Loan" SOFR plus 3.4% due 2032 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item			$ 0				0
Oyu Tolgoi LLC Export Credit Agencies Loan 4.72% due 2033
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate			4.72%
Total borrowings			$ 248				237
Oyu Tolgoi LLC Export Credit Agencies Loan 4.72% due 2033 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item			$ 0				0
Oyu Tolgoi LLC Export Credit Agencies Loan SOFR plus 3.65% due 2034
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis			3.65%
Total borrowings			$ 816				805
Oyu Tolgoi LLC Export Credit Agencies Loan SOFR plus 3.65% due 2034 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item			$ 0				0
Oyu Tolgoi LLC International Financial Institutions "A Loan" SOFR plus 3.78% due 2035
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis			3.78%
Total borrowings			$ 792				744
Oyu Tolgoi LLC International Financial Institutions "A Loan" SOFR plus 3.78% due 2035 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item			0				0
Other secured loans
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			144				194
Other unsecured loans
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			399				475
Bank overdrafts
Disclosure of detailed information about borrowings [Line Items]
Total borrowings			$ 1				$ 1

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.